Employee Benefits Payable - Summary of Employee Benefits Payable (Detail) - ARS ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Composition		$ 187,700,976	$ 170,106,850
Vacation accrual [member]
Disclosure of defined benefit plans [line items]
Composition		128,193,057	135,082,481
Salaries, bonuses and payroll taxes payables [member]
Disclosure of defined benefit plans [line items]
Composition	[1]	$ 59,507,919	$ 35,024,369

[1]	Includes 24,003,912 corresponding to agreements reached under the restructuring plan mentioned in Note 23.